Schedule of Investments (unaudited)	BlackRock Ultra Short-Term Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust,
Class A, 4.95%, 10/15/27	$14,709	$14,709,579
BMW Vehicle Lease Trust
5.75%, 07/27/26,
(30-day Avg SOFR + 0.400%)(a)	6,670	6,673,305
5.95%, 08/25/25	9,225	9,233,949
BMW Vehicle Owner Trust, 5.69%, 02/25/27,
(30-day Avg SOFR + 0.340%)(a)	7,241	7,240,996
CarMax Auto Owner Trust
5.23%, 01/15/26	3,157	3,155,055
5.34%, 12/15/25	399	398,803
5.94%, 11/16/26,
(30-day Avg SOFR + 0.600%)(a)	7,830	7,835,967
6.08%, 12/15/26	10,740	10,777,959
6.14%, 12/15/26,
(30-day Avg SOFR + 0.800%)(a)	552	553,304
6.19%, 06/15/26,
(30-day Avg SOFR + 0.850%)(a)	6,902	6,911,695
Chase Issuance Trust, 3.97%, 09/15/27	14,100	13,937,283
Citibank Credit Card Issuance Trust, 5.23%,
12/08/27	3,474	3,486,196
CNH Equipment Trust
5.34%, 09/15/26	3,957	3,953,744
5.42%, 10/15/27	8,186	8,211,472
5.74%, 10/15/27,
(30-day Avg SOFR + 0.400%)(a)	7,152	7,153,925
Ford Credit Auto Lease Trust
5.18%, 02/15/27	4,507	4,510,163
5.90%, 02/15/26	5,539	5,542,841
Ford Credit Auto Owner Trust
5.40%, 04/15/27	9,253	9,274,511
5.70%, 01/15/27,
(30-day Avg SOFR + 0.360%)(a)	8,820	8,819,932
Honda Auto Receivables Owner Trust
5.36%, 09/15/26	14,719	14,714,634
5.41%, 04/15/26	8,907	8,901,022
Hyundai Auto Lease Securitization Trust
5.47%, 09/15/25(b)	2,897	2,896,331
5.51%, 10/15/26(b)	13,770	13,807,744
5.79%, 10/15/26,
(30-day Avg SOFR + 0.450%)(a)(b)	6,768	6,768,560
6.09%, 09/15/25,
(30-day Avg SOFR + 0.750%)(a)(b)	3,131	3,132,881
Hyundai Auto Receivables Trust, 5.72%, 06/15/27,
(30-day Avg SOFR + 0.370%)(a)	8,056	8,056,760
Mercedes-Benz Auto Lease Trust, 5.24%, 11/17/25	10,769	10,762,131
Mercedes-Benz Auto Receivables Trust, 5.92%,
11/16/26	8,305	8,323,210
Nissan Auto Receivables Owner Trust
4.50%, 08/15/25	355	354,916
5.99%, 02/17/26,
(30-day Avg SOFR + 0.650%)(a)	9,692	9,700,348
Toyota Auto Receivables Owner Trust
5.28%, 05/15/26	6,678	6,672,962
5.69%, 12/15/26,
(30-day Avg SOFR + 0.350%)(a)	21,830	21,834,252
5.86%, 05/15/26,
(30-day Avg SOFR + 0.520%)(a)	6,355	6,357,755
5.89%, 11/16/26,
(30-day Avg SOFR + 0.550%)(a)	10,232	10,241,402
Security	Par (000)	Value

Toyota Lease Owner Trust, 5.74%, 07/20/26,
(30-day Avg SOFR + 0.400%)(a)(b)	$10,032	$10,035,891
USAA Auto Owner Trust
5.25%, 03/15/27(b)	9,116	9,123,977
5.83%, 07/15/26(b)	3,994	3,995,247
Volkswagen Auto Lease Trust, 5.87%, 01/20/26	16,589	16,607,558

Total Asset-Backed Securities — 5.6%
(Cost: $304,594,700)		304,668,260

Certificates of Deposit

Bank of America NA, 5.64%, 02/14/25	12,700	12,702,518
Bank of Montreal, 5.12%, 06/11/25	28,500	28,581,002
Bank of Montreal/Chicago IL, 5.64%, 02/18/25,
(1-day SOFR + 0.260%)(a)	17,250	17,249,655
Bank of Nova Scotia/Houston
5.63%, 02/21/25, (1-day SOFR + 0.300%)(a)	35,000	35,011,329
5.64%, 03/04/25, (1-day SOFR + 0.250%)(a)	14,000	13,999,498
BNP Paribas SA, 5.83%, 08/08/24	10,860	10,860,677
BNP Paribas SA/New York, 5.20%, 07/30/25	35,140	35,105,949
Canadian Imperial Bank of Commerce/New York,
5.62%, 02/20/25, (1-day SOFR + 0.260%)(a)	25,000	25,007,057
Credit Agricole Corporate & Investment Bank SA
5.12%, 06/02/25	15,000	15,041,111
5.13%, 05/30/25	6,000	6,018,164
5.55%, 04/11/25	10,310	10,329,486
Credit Industriel et Commercial
5.26%, 03/11/25	28,360	28,351,549
5.55%, 04/14/25	28,370	28,426,759
Deutsche Bank AG/New York
5.71%, 03/03/25, (1-day SOFR + 0.330%)(a)	13,000	13,003,276
5.83%, 05/22/25, (1-day SOFR + 0.400%)(a)	20,000	20,006,398
HSBC Bank USA NA
5.65%, 03/12/25, (1-day SOFR + 0.320%)(a)(c)	16,830	16,829,529
5.96%, 02/20/25, (1-day SOFR + 0.300%)(a)	35,300	35,296,426
Lloyds Bank Corporate
5.08%, 07/25/25	15,000	15,003,261
5.16%, 05/27/25	28,000	28,065,655
Mitsubishi UFJ Trust & Banking Corp./New York,
5.45%, 10/11/24, (1-day SOFR + 0.420%)(a)	11,250	11,256,334
Mizuho Bank Ltd./New York
5.50%, 08/07/24, (1-day SOFR + 0.170%)(a)	25,000	25,000,340
5.51%, 11/13/24, (1-day SOFR + 0.230%)(a)	15,000	15,003,360
5.58%, 11/06/24(a)	35,000	35,009,704
MUFG Bank Ltd., 5.76%, 08/15/24	18,725	18,726,555
NATIXIS NY, 5.15%, 05/30/25	34,000	34,096,460
Sumitomo Mitsui Banking Corp., 5.58%, 10/29/24(a)	12,250	12,253,014
Sumitomo Mitsui Banking Corp./New York, 5.45%,
11/07/24, (1-day SOFR + 0.240%)(a)	31,700	31,713,029
Toronto-Dominion Bank
5.07%, 07/03/25	15,000	15,044,540
5.24%, 02/20/25	8,000	7,995,927
6.00%, 08/26/24	9,890	9,892,673
6.00%, 09/09/24	16,000	16,006,443
Wells Fargo Bank NA, 5.67%, 01/30/25,
(1-day SOFR + 0.340%)(a)	18,000	18,014,559
Westpac Banking Corp., 5.35%, 01/28/25	14,960	14,962,347

Total Certificates of Deposit — 12.0%
(Cost: $659,398,692)		659,864,584

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper
American Honda Finance Corp.
5.41%, 08/05/24	$46,030	$45,995,432
5.54%, 09/16/24	8,000	7,942,556
5.55%, 09/26/24	8,020	7,950,159
AstraZeneca PLC, 5.53%, 10/07/24	14,330	14,181,885
Australia & New Zealand Banking Group Ltd.,
5.04%, 06/26/25	26,830	25,645,053
Banco Santander SA, 5.63%, 01/07/25,
(1-day SOFR + 0.460%)(a)(b)	28,385	28,411,994
Bank of Nova Scotia (The), 5.57%, 02/06/25,
(1-day SOFR + 0.290%)(a)(b)	10,000	10,005,007
Bay Square Funding LLC
5.61%, 12/02/24, (1-day SOFR + 0.240%)(a)(b)	10,500	10,499,938
5.62%, 12/10/24	9,000	8,999,499
5.65%, 01/08/25	15,000	15,000,527
5.70%, 02/14/25, (1-day SOFR + 0.300%)(a)(b)	18,450	18,450,923
Bell Telephone Co. of Canada or Bell Canada (The)
5.42%, 08/02/24	30,000	29,990,974
5.44%, 08/07/24	19,510	19,489,401
5.44%, 08/12/24	14,000	13,974,660
BofA Securities Inc.
5.15%, 07/25/25	29,270	27,840,271
5.17%, 06/24/25	20,000	19,099,567
5.18%, 06/17/25	17,500	16,727,079
5.19%, 06/06/25	20,000	19,143,711
BPCE SA
5.19%, 03/21/25	15,010	14,522,589
5.39%, 08/01/24(a)(b)	9,950	9,950,046
5.65%, 02/07/25, (1-day SOFR + 0.300%)(a)(b)	20,000	20,005,140
Britannia Funding Co. LLC
5.43%, 09/05/24	10,680	10,622,349
5.44%, 09/24/24	4,110	4,076,145
Brookfield BRP Holdings Canada Inc., 5.43%,
08/06/24	13,000	12,988,238
Cabot Trail Funding LLC, 5.45%, 10/07/24	12,210	12,085,535
CDP Financial Inc.
5.09%, 07/07/25	28,500	27,189,915
5.14%, 04/28/25	27,000	25,994,190
5.20%, 03/10/25	14,930	14,465,920
5.25%, 02/03/25	8,000	7,787,788
Citigroup Global Markets Inc.
5.16%, 06/03/25	17,000	16,283,919
5.43%, 09/23/24	41,480	41,144,883
Concord Minutemen Capital Co. LLC, 5.35%,
01/27/25	30,000	30,000,000
CRH America Finance Inc.
5.42%, 08/01/24	4,750	4,749,285
5.45%, 08/12/24	15,750	15,721,414
5.55%, 09/23/24	5,000	4,958,750
5.56%, 10/17/24	21,950	21,688,714
5.56%, 10/25/24	18,250	18,010,593
DNB Bank ASA, 5.14%, 04/01/25	7,810	7,546,838
HSBC USA Inc.
5.26%, 06/06/25	13,220	12,646,783
5.32%, 02/14/25	15,600	15,156,260
5.40%, 01/21/25	23,570	22,970,316
5.45%, 11/27/24	10,330	10,147,060
Hyundai Capital America, 5.54%, 09/12/24	8,000	7,947,444
ING U.S. Funding LLC
5.39%, 10/24/24	28,500	28,141,672
5.52%, 11/25/24(a)(b)	29,200	29,207,175
Security	Par (000)	Value

5.64%, 02/10/25, (1-day SOFR + 0.300%)(a)(b)	$25,000	$25,007,851
Ionic Funding LLC, 5.37%, 08/02/24	44,970	44,956,577
Keurig Dr. Pepper Inc.
5.44%, 08/08/24	15,750	15,730,986
5.44%, 08/09/24	9,000	8,987,771
LSEGA Financing PLC
5.44%, 08/12/24	18,250	18,216,968
5.45%, 08/20/24	12,000	11,963,800
5.45%, 08/23/24	14,250	14,200,564
5.47%, 09/19/24	21,750	21,585,969
5.48%, 09/25/24	15,250	15,121,188
LVMH Moet Hennessy Louis Vuitton SE, 5.24%,
01/09/25	31,360	30,636,901
Macquarie Bank Ltd.
5.14%, 07/24/25	33,920	32,270,662
5.14%, 07/29/25	28,400	27,001,745
5.79%, 06/24/25, (1-day SOFR + 0.400%)(a)(b)	40,400	40,425,175
Marriott International Inc./MD
5.53%, 08/29/24	15,000	14,933,444
5.54%, 08/28/24	9,750	9,708,169
Marubeni Finance America LLC
5.55%, 08/05/24	20,750	20,734,013
5.56%, 08/16/24	20,000	19,950,692
Matchpoint Finance PLC, 5.40%, 09/16/24	18,580	18,449,876
Microchip Technology Inc., 5.58%, 08/02/24	15,000	14,995,348
National Australia Bank Ltd.
5.62%, 02/18/25, (1-day SOFR + 0.250%)(a)(b)	22,650	22,654,586
5.62%, 02/21/25, (1-day SOFR + 0.250%)(a)(b)	9,000	9,001,705
5.65%, 04/02/25	20,000	20,003,756
National Bank of Canada
5.14%, 06/05/25	10,000	9,577,125
5.14%, 06/12/25	15,510	14,840,565
5.15%, 05/23/25	10,000	9,593,455
5.17%, 04/30/25	35,000	33,679,313
NextEra Energy Capital Holdings Inc.
5.49%, 08/21/24	15,850	15,799,398
5.51%, 08/27/24	10,500	10,456,758
5.54%, 09/11/24	11,530	11,456,016
Nutrien Financial U.S. LLC, 5.51%, 08/01/24	17,000	16,997,401
NUTRIEN Ltd., 5.49%, 08/12/24	12,000	11,978,067
Paradelle Funding LLC, 5.16%, 05/30/25	41,000	39,292,459
Penske Truck Leasing Co. LP
5.62%, 09/13/24	7,000	6,952,237
5.63%, 08/26/24	20,000	19,919,034
5.63%, 10/04/24	13,500	13,364,231
PFIZER Inc., 5.35%, 09/05/24	7,810	7,768,435
PPG Industries Inc., 5.42%, 08/02/24	28,000	27,991,564
SPIRE Inc.
5.43%, 08/05/24	12,450	12,440,616
5.46%, 08/14/24	6,430	6,416,369
5.47%, 08/15/24	4,440	4,429,910
Swedbank AB, 5.53%, 12/09/24,
(1-day SOFR + 0.240%)(a)(b)	30,000	30,008,383
Telstra Group Ltd., 5.55%, 12/17/24	12,510	12,247,355
TotalEnergies Capital SA, 5.38%, 09/13/24	18,270	18,150,758
UnitedHealth Group Inc., 5.38%, 09/16/24	30,000	29,790,798
Vulcan Materials Co., 5.44%, 08/01/24	40,500	40,493,878
VW Credit Inc.
5.44%, 08/07/24	5,750	5,743,929
5.48%, 08/19/24	8,500	8,475,476
5.49%, 08/22/24	43,750	43,603,593
5.51%, 08/27/24	16,170	16,103,408

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington Morgan Capital Co. LLC
5.46%, 08/23/24	$16,000	$15,944,400
5.60%, 01/17/25	30,000	30,001,020
Western Union Co. (The)
5.48%, 08/01/24	4,250	4,249,353
5.50%, 08/07/24	33,000	32,964,773
Westpac Securities NZ Ltd./London, 5.62%,
01/31/25(a)(b)	33,540	33,551,739
Total Commercial Paper — 33.5%
(Cost: $1,835,651,581)		1,836,177,159

Corporate Bonds & Notes

Aerospace & Defense — 0.3%
General Dynamics Corp., 3.50%, 04/01/27	6,265	6,109,423
Lockheed Martin Corp., 4.95%, 10/15/25	6,195	6,202,362
RTX Corp., 5.00%, 02/27/26(d)	5,590	5,602,508
		17,914,293
Agriculture — 0.7%
Cargill Inc.
3.50%, 04/22/25(b)(d)	6,825	6,743,371
4.88%, 10/10/25(b)(d)	14,235	14,244,148
Philip Morris International Inc., 5.13%, 11/15/24	16,000	15,980,133
		36,967,652
Auto Manufacturers — 6.9%
American Honda Finance Corp.
0.75%, 08/09/24	3,235	3,231,459
5.87%, 01/12/26, (1-day SOFR + 0.500%)(a)	14,260	14,272,734
5.96%, 08/14/25, (1-day SOFR + 0.600%)(a)(d)	29,460	29,531,500
6.04%, 01/10/25, (1-day SOFR + 0.670%)(a)(d)	15,000	15,028,434
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	2,925	2,920,588
5.74%, 08/12/24, (1-day SOFR + 0.380%)(a)(b)	19,960	19,960,546
Daimler Trucks Finance North America LLC
5.00%, 01/15/27(b)	10,660	10,696,857
5.20%, 01/17/25(b)	9,295	9,283,008
5.60%, 08/08/25(b)	10,155	10,193,293
Hyundai Capital America
1.00%, 09/17/24(b)	14,408	14,321,003
5.25%, 01/08/27(b)	12,500	12,576,758
5.45%, 06/24/26(b)	8,765	8,834,527
5.80%, 06/26/25(b)	7,590	7,623,650
5.95%, 09/21/26(b)(d)	15,400	15,671,127
6.25%, 11/03/25(b)(d)	15,600	15,802,160
6.51%, 08/04/25, (1-day SOFR + 1.150%)(a)(b)	14,525	14,596,798
Mercedes-Benz Finance North America LLC
4.88%, 07/31/26(b)	13,690	13,719,787
4.90%, 01/09/26(b)(d)	15,240	15,260,874
5.38%, 08/01/25(b)	15,290	15,329,761
6.04%, 01/09/26, (1-day SOFR + 0.670%)(a)(b)	15,240	15,287,298
Toyota Motor Credit Corp.
3.65%, 08/18/25	13,145	12,977,556
4.40%, 09/20/24	15,000	14,970,843
5.20%, 05/15/26	13,955	14,084,464
5.66%, 09/13/24, (1-day SOFR + 0.290%)(a)	12,000	12,001,464
5.85%, 08/22/24, (1-day SOFR + 0.520%)(a)	15,110	15,113,201
5.90%, 10/16/24, (1-day SOFR + 0.550%)(a)(d)	23,010	23,028,334
Volkswagen Group of America Finance LLC
5.80%, 09/12/25(b)	10,000	10,065,301
6.20%, 03/20/26, (1-day SOFR + 0.830%)(a)(b)(d)	14,160	14,230,764
		380,614,089
Security	Par (000)	Value

Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25	$3,275	$3,215,436

Banks — 16.1%
Australia & New Zealand Banking Group Ltd.
4.83%, 02/03/25(b)	14,970	14,928,809
5.09%, 12/08/25	10,810	10,858,940
6.12%, 07/03/25, (1-day SOFR + 0.750%)(a)(b)(d)	14,655	14,715,293
Australia & New Zealand Banking Group
Ltd./New York
4.75%, 01/18/27(d)	15,240	15,323,640
5.67%, 10/03/25	15,000	15,143,299
Bank of Montreal/Chicago, 5.63%, 02/11/25,
(1-day SOFR + 0.300%)(a)	29,450	29,463,326
Bank of New York Mellon (The), 5.82%, 03/13/26,
(1-day SOFR + 0.450%)(a)	9,135	9,139,019
Banque Federative du Credit Mutuel SA
4.94%, 01/26/26(b)	17,400	17,380,609
5.09%, 01/23/27(b)	15,260	15,325,128
Barclays Bank PLC/New York, 5.71%, 02/06/25,
(1-day SOFR + 0.380%)(a)	28,470	28,493,545
BPCE SA
5.10%, 01/26/26(b)(d)	15,230	15,166,127
5.20%, 01/18/27(b)	9,455	9,518,802
Citibank NA
5.49%, 12/04/26	15,380	15,618,700
6.07%, 08/06/26, (1-day SOFR + 0.708%)(a)	8,400	8,402,520
6.17%, 09/29/25, (1-day SOFR + 0.805%)(a)	15,440	15,504,169
Citigroup Inc., 3.11%, 04/08/26,
(1-day SOFR + 2.842%)(a)	11,310	11,129,540
Commonwealth Bank of Australia, 6.11%, 03/14/25,
(1-day SOFR + 0.740%)(a)(b)	13,580	13,618,839
Commonwealth Bank of Australia/New York
5.08%, 01/10/25(d)	17,800	17,778,025
5.50%, 09/12/25	15,210	15,323,685
Cooperatieve Rabobank UA/New York
3.88%, 08/22/24	16,800	16,782,215
5.50%, 07/18/25(d)	15,300	15,366,155
Deutsche Bank AG/New York, 4.16%, 05/13/25(d)	6,905	6,850,908
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(a)(d)	14,180	14,236,261
6.14%, 03/18/27, (1-day SOFR + 0.770%)(a)	14,180	14,179,248
JPMorgan Chase & Co.
2.08%, 04/22/26, (1-day SOFR + 1.850%)(a)	41,385	40,431,123
5.55%, 12/15/25, (1-day SOFR + 1.070%)(a)	18,135	18,142,653
JPMorgan Chase Bank NA, 5.11%, 12/08/26	12,000	12,105,688
KeyBank NA, 4.70%, 01/26/26	3,275	3,237,600
KeyBank NA/Cleveland OH, 4.15%, 08/08/25(d)	5,370	5,300,473
Macquarie Bank Ltd., 5.39%, 12/07/26(b)	6,210	6,291,928
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	14,200	13,701,827
5.06%, 09/12/25, (1-year CMT + 1.550%)(a)	15,675	15,662,756
5.72%, 02/20/26, (1-year CMT + 1.080%)(a)	12,775	12,801,207
Morgan Stanley, 1.16%, 10/21/25,
(1-day SOFR + 0.560%)(a)	10,343	10,237,819
Morgan Stanley Bank NA, 5.48%, 07/16/25	7,520	7,539,003
National Australia Bank Ltd., 5.92%, 01/29/26,
(1-day SOFR + 0.550%)(a)(b)(d)	15,220	15,239,520
National Australia Bank Ltd./New York
4.75%, 12/10/25	10,290	10,285,959
4.97%, 01/12/26	17,800	17,843,969
5.20%, 05/13/25	13,305	13,317,093

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
National Securities Clearing Corp., 5.15%,
05/30/25(b)(d)	$5,105	$5,098,650
NatWest Markets PLC, 0.80%, 08/12/24(b)	10,119	10,104,210
Nordea Bank Abp
3.60%, 06/06/25(b)	10,665	10,522,769
4.75%, 09/22/25(b)	16,900	16,867,727
PNC Financial Services Group Inc. (The), 5.67%,
10/28/25, (1-day SOFR + 1.090%)(a)	15,526	15,527,805
Societe Generale SA, 4.35%, 06/13/25(b)	15,000	14,871,294
Sumitomo Mitsui Financial Group Inc., 5.46%,
01/13/26	17,800	17,915,125
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)	12,000	11,924,237
2.55%, 03/10/25(b)(d)	10,000	9,831,983
5.65%, 09/14/26(b)	12,000	12,192,119
5.81%, 09/16/24, (1-day SOFR + 0.440%)(a)(b)	15,000	15,003,900
Sumitomo Mitsui Trust Bank Ltd./New York, 5.51%,
08/01/24, (1-day SOFR + 0.180%)(a)	14,750	14,750,031
Svenska Handelsbanken AB, 3.65%, 06/10/25(b)(d)	15,900	15,701,058
UBS AG, 6.30%, 09/11/25,
(1-day SOFR + 0.930%)(a)	8,000	8,050,440
UBS AG/London
0.70%, 08/09/24(b)	4,330	4,325,085
1.38%, 01/13/25(b)(d)	6,970	6,843,565
5.80%, 09/11/25	8,000	8,065,556
5.81%, 08/09/24, (1-day SOFR + 0.450%)(a)(b)	8,470	8,470,330
UBS Group AG, 4.49%, 08/05/25,
(1-year CMT + 1.600%)(a)(b)	8,810	8,809,215
Wells Fargo Bank NA
4.81%, 01/15/26	15,250	15,252,719
5.55%, 08/01/25	15,230	15,310,690
6.08%, 01/15/26, (1-day SOFR + 0.710%)(a)	15,250	15,306,700
Westpac Banking Corp.
1.02%, 11/18/24	3,550	3,503,672
5.35%, 10/18/24	17,600	17,593,422
5.66%, 11/18/24, (1-day SOFR + 0.300%)(a)(d)	23,886	23,889,583
6.08%, 11/17/25, (1-day SOFR + 0.720%)(a)	15,440	15,510,390
		883,627,695
Beverages — 0.5%
PepsiCo Inc.
5.25%, 11/10/25	15,440	15,566,768
5.76%, 11/12/24, (1-day SOFR + 0.400%)(a)	11,665	11,673,138
		27,239,906
Chemicals — 0.5%
Linde Inc./CT, 4.80%, 12/05/24(d)	17,700	17,672,216
Sherwin-Williams Co. (The), 4.05%, 08/08/24	7,310	7,307,291
		24,979,507
Computers — 0.3%
Hewlett Packard Enterprise Co., 5.90%, 10/01/24	15,400	15,401,908

Cosmetics & Personal Care — 0.1%
Unilever Capital Corp., 0.63%, 08/12/24	5,975	5,965,269

Diversified Financial Services — 0.9%
American Express Co.
6.12%, 04/23/27, (1-day SOFR + 0.750%)(a)(d)	13,960	13,976,742
6.30%, 03/04/25, (1-day SOFR + 0.930%)(a)(d)	8,235	8,264,889
6.34%, 10/30/26, (1-day SOFR + 1.330%)(a)	15,700	15,929,793
CDP Financial Inc., 4.50%, 02/13/26(b)	9,219	9,197,936
		47,369,360
Security	Par (000)	Value

Electric — 2.0%
Florida Power & Light Co., 4.45%, 05/15/26(d)	$7,965	$7,933,770
National Rural Utilities Cooperative Finance Corp.
6.06%, 05/07/25, (1-day SOFR + 0.700%)(a)	15,580	15,646,153
Series D, 5.70%, 10/18/24,
(1-day SOFR + 0.330%)(a)	5,000	5,001,669
NextEra Energy Capital Holdings Inc.
4.26%, 09/01/24	28,679	28,629,560
6.05%, 03/01/25	11,420	11,467,091
6.13%, 01/29/26, (1-day SOFR + 0.760%)(a)(d)	15,380	15,443,174
WEC Energy Group Inc.
4.75%, 01/09/26	10,000	9,969,824
5.00%, 09/27/25(d)	7,465	7,457,748
Wisconsin Public Service Corp., 5.35%, 11/10/25	8,520	8,565,047
		110,114,036
Electronics — 0.2%
Amphenol Corp.
4.75%, 03/30/26	2,840	2,838,126
5.05%, 04/05/27(d)	5,800	5,861,841
		8,699,967
Environmental Control — 0.2%
Waste Management Inc., 4.95%, 07/03/27(d)	9,390	9,501,439

Food — 1.3%
Nestle Holdings Inc.
0.61%, 09/14/24(b)(d)	35,000	34,784,475
4.00%, 09/12/25(b)(d)	17,000	16,871,209
Walmart Inc., 3.90%, 09/09/25	20,000	19,828,422
		71,484,106
Health Care - Products — 0.2%
Thermo Fisher Scientific Inc., 5.00%, 12/05/26(d)	10,000	10,103,484

Health Care - Services — 0.6%
Roche Holdings Inc., 5.27%, 11/13/26(b)	13,170	13,364,957
UnitedHealth Group Inc.
4.75%, 07/15/26(d)	3,995	4,008,107
5.00%, 10/15/24(d)	17,600	17,579,142
		34,952,206
Insurance — 3.0%
MassMutual Global Funding II
4.15%, 08/26/25(b)	7,302	7,241,787
6.35%, 07/10/26, (1-day SOFR + 0.980%)(a)(b)	15,252	15,379,440
Metropolitan Life Global Funding I, 5.00%,
01/06/26(b)	10,000	10,019,518
New York Life Global Funding
3.60%, 08/05/25(b)	16,500	16,266,321
5.95%, 01/16/26, (1-day SOFR + 0.580%)(a)(b)(d)	25,000	25,100,000
6.07%, 06/13/25, (1-day SOFR + 0.700%)(a)(b)(d)	18,500	18,571,419
Northwestern Mutual Global Funding
4.00%, 07/01/25(b)	16,300	16,148,443
6.07%, 06/13/25, (1-day SOFR + 0.700%)(a)(b)(d)	15,400	15,447,476
Pacific Life Global Funding II, 6.23%, 06/16/25,
(1-day SOFR + 0.860%)(a)(b)	14,705	14,772,698
Principal Life Global Funding II
0.75%, 08/23/24(b)	660	658,070
5.75%, 08/23/24, (1-day SOFR + 0.380%)(a)(b)	635	635,089
Protective Life Global Funding
4.99%, 01/12/27(b)	15,250	15,329,421
5.37%, 01/06/26(b)	10,000	10,057,046
		165,626,728

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 0.5%
Amazon.com Inc., 3.00%, 04/13/25	$10,000	$9,862,224
eBay Inc., 5.90%, 11/22/25(d)	17,600	17,777,382
		27,639,606
Machinery — 2.0%
Caterpillar Financial Services Corp.
4.35%, 05/15/26(d)	15,800	15,728,428
5.64%, 09/13/24, (1-day SOFR + 0.270%)(a)(d)	15,620	15,621,417
5.81%, 11/14/24, (1-day SOFR + 0.450%)(a)(d)	15,570	15,583,275
John Deere Capital Corp.
3.40%, 06/06/25	10,390	10,254,198
4.80%, 01/09/26(d)	17,800	17,834,415
4.95%, 06/06/25(d)	7,020	7,017,062
5.57%, 10/11/24, (1-day SOFR + 0.200%)(a)(d)	14,290	14,292,415
5.85%, 10/22/25, (1-day SOFR + 0.480%)(a)(d)	15,240	15,266,621
		111,597,831
Media — 0.1%
Comcast Corp., 5.25%, 11/07/25	2,950	2,967,572

Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co., 5.86%, 02/20/26,
(1-day SOFR + 0.490%)(a)(d)	8,820	8,853,250
Merck & Co. Inc., 2.75%, 02/10/25	17,000	16,771,000
Pfizer Investment Enterprises Pte Ltd., 4.65%,
05/19/25(d)	31,500	31,405,444
		57,029,694
Pipelines — 0.7%
Enterprise Products Operating LLC, 5.05%,
01/10/26(d)	12,365	12,416,922
TransCanada PipeLines Ltd., 1.00%, 10/12/24	27,205	26,937,758
		39,354,680
Real Estate Investment Trusts — 0.2%
Public Storage Operating Co., 5.97%, 07/25/25, (1-day SOFR + 0.600%)(a)(d)	11,250	11,287,565

Retail — 0.9%
Home Depot Inc. (The)
4.00%, 09/15/25	5,170	5,124,989
5.15%, 06/25/26(d)	12,655	12,786,382
Lowe’s Companies Inc.
4.40%, 09/08/25	11,510	11,428,018
4.80%, 04/01/26	6,660	6,655,400
Starbucks Corp., 4.85%, 02/08/27(d)	14,940	15,017,627
		51,012,416
Semiconductors — 0.3%
Analog Devices Inc., 5.62%, 10/01/24,
(1-day SOFR + 0.250%)(a)(d)	15,330	15,331,828

Software — 0.2%
Intuit Inc., 5.25%, 09/15/26	11,165	11,327,239

Total Corporate Bonds & Notes — 39.8%
(Cost: $2,178,042,390)		2,181,325,512

Municipal Debt Obligations

Illinois — 0.1%
State of Illinois GO, 5.25%, 05/01/25	5,865	5,859,215
Security	Par (000)	Value

New York — 0.0%
Taxable Municipal Funding Trust RB
VRDN, 5.63%, 09/04/24(b)(e)	$625	$625,000
VRDN, 5.63%, 09/04/24(b)(e)	1,240	1,240,000
		1,865,000
Total Municipal Debt Obligations — 0.1%
(Cost $7,730,000)		7,724,215

Repurchase Agreements(a)(f)

Bank of America Securities Inc., 5.44%, 08/01/24
(Purchased on 07/31/24 to be repurchased at
$10,001,511, collateralized by non-agency
mortgage-backed security, 3.59% to 7.92%, due
08/15/31 to 08/15/41, par and fair value of
$24,543,596 and $10,798,823, respectively)	10,000	10,000,000
Bank of America Securities Inc., 5.64%, 08/01/24
(Purchased on 07/31/24 to be repurchased at
$54,758,578, collateralized by non-agency
mortgage-backed security, 1.17% to 7.02%, due
07/15/25 to 09/25/58, par and fair value of
$102,449,789 and $58,393,195, respectively)	54,750	54,750,000
Bank of America Securities Inc., 5.82%, 08/01/24
(Purchased on 07/31/24 to be repurchased at
$10,001,617, collateralized by non-agency
mortgage-backed security, 2.31% to 6.65%, due
12/15/24 to 02/15/33, par and fair value of
$10,731,920 and $10,471,193, respectively)	10,000	10,000,000
BNP Paribas, 5.70%, 08/01/24 (Purchased on
07/31/24 to be repurchased at $36,755,819,
collateralized by non-agency mortgage-backed
security, 1.85% to 10.50%, due 12/01/24 to
01/01/2999, par and fair value of $41,128,002
and $39,757,341, respectively)	36,750	36,750,000
Citigroup Global Markets Inc, 5.64%, 08/01/24
(Purchased on 07/31/24 to be repurchased at
$9,001,410, collateralized by non-agency
mortgage-backed security, 6.08% to 7.39%, due
01/21/31 to 05/17/56, par and fair value of
$12,223,803 and $10,298,136, respectively)	9,000	9,000,000
Citigroup Global Markets Inc, 5.66%, 08/01/24
(Purchased on 07/31/24 to be repurchased at
$12,001,887, collateralized by non-agency
mortgage-backed security, 2.50% to 6.81%, due
10/15/38 to 12/25/53, par and fair value of
$19,910,370 and $13,751,558, respectively)	12,000	12,000,000
Deutsche Bank, 5.77%, 08/01/24 (Purchased on
07/31/24 to be repurchased at $30,004,808,
collateralized by non-agency mortgage-backed
security, 3.13% to 9.61%, due 04/15/25 to
01/01/2999, par and fair value of $31,547,000
and 30,974,679, respectively)	30,000	30,000,000
Goldman Sachs & Co. LLC, 5.85%, 08/01/24
(Purchased on 07/31/24 to be repurchased at
$90,014,625, collateralized by non-agency
mortgage-backed security, 1.36% to 9.85%, due
10/09/26 to 08/19/38, par and fair value of
$106,873,489 and 94,210,615, respectively)	90,000	90,000,000

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mizuho Securities USA Inc, 5.77%, 08/01/24
(Purchased on 08/31/24 to be repurchased at
$6,000,962, collateralized by non-agency
mortgage-backed security, 5.74% to 6.66%, due
07/18/34 to 07/25/36, par and fair value of
$246,073,787 and $6,286,492, respectively)	$6,000	$6,000,000
Mizuho Securities USA Inc, 5.87%, 08/01/24
(Purchased on 07/31/24 to be repurchased at
$30,004,892, collateralized by non-agency
mortgage-backed security, 2.92% to 5.22%, due
06/15/29 to 07/25/49, par and fair value of
$35,359,000 and $32,960,276, respectively)	30,000	30,000,000
Morgan Stanley, 5.88%, 08/01/24 (Purchased on
07/31/24 to be repurchased at $35,005,717,
collateralized by non-agency mortgage-backed
security, 3.25% to 7.75%, due 04/25/29 to
10/12/52, par and fair value of $159,799,230 and
$38,971,639, respectively)	35,000	35,000,000
Wells Fargo Securities, 5.73%, 08/01/24 (Purchased
on 07/31/24 to be repurchased at $90,014,325,
collateralized by non-agency mortgage-backed
security, 0.00% to 8.26%, due 08/15/24 to
01/25/64, par and fair value of $107,103,623 and
$95,978,082, respectively)	90,000	90,000,000

Total Repurchase Agreements — 7.6%
(Cost: $413,500,000)		413,500,000

U.S. Government Obligations

U.S. Government Obligations — 1.7%
U.S. Treasury Note/Bond
1.63%, 02/15/26	11,860	11,366,605
4.75%, 07/31/25	30,890	30,895,551
4.88%, 11/30/25	21,000	21,082,031
5.00%, 08/31/25	15,530	15,573,071
5.00%, 09/30/25	15,500	15,557,520

Total U.S. Government Obligations — 1.7%
(Cost: $94,041,434)		94,474,778
Security	Shares	Value

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(g)(h)(i)	66,173,445	$66,199,914
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(g)(h)	29,490,000	29,490,000

Total Money Market Funds — 1.7%
(Cost: $95,672,801)		95,689,914

Total Investments — 102.0%
(Cost: $5,588,631,598)		5,593,424,422

Liabilities in Excess of Other Assets — (2.0)%		(111,261,108)

Net Assets — 100.0%		$5,482,163,314

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	All or a portion of this security is on loan.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(f)	Maturity date represents next reset date.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$123,152,749	$—		$(56,952,889	)(a)	$8,531	$(8,477)	$66,199,914	66,173,445	$129,463	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	29,490,000	(a)	—		—	—	29,490,000	29,490,000	375,095		—
						$8,531	$(8,477)	$95,689,914		$504,558		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$304,668,260	$—	$304,668,260
Certificates of Deposit	—	659,864,584	—	659,864,584
Commercial Paper	—	1,836,177,159	—	1,836,177,159
Corporate Bonds & Notes	—	2,181,325,512	—	2,181,325,512
Municipal Debt Obligations	—	7,724,215	—	7,724,215
Repurchase Agreements	—	413,500,000	—	413,500,000
U.S. Government & Agency Obligations	—	94,474,778	—	94,474,778
Short-Term Securities
Money Market Funds	95,689,914	—	—	95,689,914
	$95,689,914	$5,497,734,508	$—	$5,593,424,422

Portfolio Abbreviation

CMT	Constant Maturity Treasury
GO	General Obligation
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate